INVESTMENTS IN UNCONSOLIDATED AFFILIATES - Sales And Purchases From Other Unconsolidated Affiliates (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Schedule of Equity Method Investments [Line Items]
Revenues, net	$ 2,141,174	$ 2,050,909	$ 4,130,341	$ 4,021,140
Other Unconsolidated Affiliates
Schedule of Equity Method Investments [Line Items]
Purchases	41,087	43,289	75,225	79,053
Other Unconsolidated Affiliates | Related Party
Schedule of Equity Method Investments [Line Items]
Revenues, net	$ 23,417	$ 23,181	$ 54,008	$ 55,465